Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Operating loss						$ (18,379,329)	$ (6,519,918)
Other (income) expense:
Other income, net						(293,862)	(1,601,568)
Loss on extinguishment of debt							9,484,113
Interest expense, net						3,714,017	725,166
Total other (income) expense, net						9,881,242	8,607,711
Change in fair value of warrant liabilities						6,461,087
Income taxes
Net income (loss)	$ (3,356,956)	$ (1,074,911)				$ (28,260,571)	$ (15,127,629)
Basic and diluted weighted average shares outstanding (in Shares)						18,982,139	9,637,962
Basic and diluted earnings (loss) per share (in Dollars per share)						$ (1.75)	$ (1.57)
Total revenue						$ 11,434,959	$ 8,591,540
Costs and expenses:
Cost of revenue (exclusive of items shown separately below)						11,863,862	6,850,248
Depreciation						516,949	365,097
Research and development						2,376,912	3,533,713
General and administrative						15,056,565	4,362,400
Total costs and expenses						29,814,288	15,111,458
CleanTech Acquisition Corp
Operating costs	1,446,459		$ 1,905,106		$ 1,000		1,201,383
Franchise tax expense	76,033		96,761				97,200
Operating loss	(1,522,492)		(2,001,867)		(1,000)		(1,298,583)
Other (income) expense:
Transaction costs allocated to warrant liabilities							(155,037)
Net gain on investments held in Trust Account	235,270		252,815				5,428
Change in fair value of warrant liabilities	503,750		2,917,250				1,077,750
Income (loss) before income taxes	(783,472)		1,168,198
Income taxes	(12,359)		(12,359)
Change in fair value of over-allotment option liability							(225,000)
Net income (loss)	$ (795,831)		$ 1,155,839		$ (1,000)		$ (595,442)
Basic and diluted weighted average shares outstanding (in Shares)	21,562,500	3,750,000	21,562,500	3,750,000	3,750,000		11,781,678
Basic and diluted earnings (loss) per share (in Dollars per share)	$ (0.04)	$ 0	$ 0.05	$ 0	$ 0		$ (0.05)
Service
Other (income) expense:
Revenue						11,210,559	$ 7,854,068
Revenue – related party						224,400	332,767
Product
Other (income) expense:
Revenue							242,637
Revenue – related party							$ 162,068